Stock-Based Compensation - Additional information (Detail)		9 Months Ended	12 Months Ended
	Mar. 03, 2021 tranches $ / shares shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) employees $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017	Sep. 30, 2020 shares
Share-based payment arrangement, expense		$ 6,300,000	$ 900,000
Share based compensation arrangement by share based payment award options aggregate repurchases | shares		459,375	1,104,636
Related Party Exercise Receivable Promissory Notes [Member]
Proceeds from issuance of debt			$ 1,000,000.0	$ 1,000,000.0	$ 100
Number of Shares Pledged | shares			1,050,000	1,050,000	1,942,250
Employee Stock Option [Member]
Share-based payment arrangement, expense			$ 1,500,000	$ 300,000
Share-based payment arrangement, plan modification, incremental cost		$ 2,100,000
Share based compensation arrangement by share based payment award options aggregate repurchases | shares			866,585	841,933
Share based compensation arrangement by share based payment award options Aggregate repurchases weighted average price | $ / shares			$ 0.80	$ 0.04
Cash-based Arrangement unvested shares of common stock			$ 88,000	$ 0
Proceeds from issuance of debt			$ 1,000,000.0
Number of Shares Pledged | shares			1,050,000
Share-based payment award, contractual term						10 years
Common stock, capital shares reserved for future issuance | shares			4,849,883
Weighted-average grant-date fair-value | $ / shares			$ 0.51	$ 0.39
Nonvested award, option, cost not yet recognized, amount			$ 7,100,000
Nonvested award, cost not yet recognized, period for recognition			3 years 2 months 12 days
Employee Stock Option [Member] | Related Party Exercise Receivable Promissory Notes [Member]
Share based compensation arrangement by share based payment award options aggregate options exercised in exchange for non recourse notes | shares		2,839,125	2,839,125	1,942,250			2,992,250
Share based compensation arrangement by share based payment award options aggregate vesting of options exercised in exchange for non recourse notes | shares		2,379,750	2,052,754	1,195,317			1,887,614
Employee Stock Option [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share based payment award, award vesting rights, percentage						25.00%
Employee Stock Option [Member] | Share Based Compensation Award Remaining Tranche [Member]
Share-based compensation arrangement by share-based payment award, award vesting rights						1/48th of the shares vest monthly over the remaining three years.
Award vesting period						3 years
Employee Stock Option [Member] | Chief Executive Officer [Member]
Option indexed to issuer's equity, shares | shares	8,458,481
Share based payment arrangement number of tranches | tranches	9
Stike price | $ / shares	$ 0.98
Fair value		$ 10,500,000
Restricted Stock [Member]
Share based payment arrangement nonvested award excluding option cost not yet recognized amount			$ 0
Restricted Stock [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based payment arrangement, expense			0	$ 0
Share-based payment arrangement, plan modification, incremental cost			$ 0	$ 0
Stock issued during period, shares, restricted stock award, gross | shares			0	0
Number of employees in which plan was modified | employees				2
Restricted Stock [Member] | Share-based Payment Arrangement, Nonemployee [Member]
Share-based payment arrangement, expense			$ 100,000	$ 200,000
Nonvested award, cost not yet recognized, period for recognition			9 months 18 days
Stock issued during period, shares, restricted stock award, gross | shares			0	250,000
Share based payment arrangement nonvested award excluding option cost not yet recognized amount			$ 4,000